Principles of Consolidation	6 Months Ended
Sep. 30, 2016
Text Block [Abstract]
Principles of Consolidation

2. Principles of Consolidation

The consolidated financial statements include the accounts of Mimecast Jersey and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.